Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Oct. 30, 2017
Disclosure of detailed information about borrowings [line items]
Subordinated Debt Securities	$ 288,917,745		$ 486,118,312
Maturing on July 19 ,2026
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%
Maturing on July 19, 2021
Disclosure of detailed information about borrowings [line items]
Rate	8.25%	8.25%
Interest payable semi-annually on January 9 and July 19 2017
Disclosure of detailed information about borrowings [line items]
Rate	7.156%	7.156%
Banco de Galicia y Bs.As. S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Notional Amount		$ 250,000
Term	120 months
Subordinated Debt Securities		$ 288,917,745		$ 486,118,312
Banco GGAL S.A.
Disclosure of detailed information about borrowings [line items]
Rate					5.25%